Shareholder Report, Holdings (Details)	May 31, 2025
C000003422 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000003422 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000003422 [Member] | Other less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003421 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000003421 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000003421 [Member] | Other less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000146024 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000146024 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000146024 [Member] | Other less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003449 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000003449 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000003449 [Member] | Other less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003457 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.10%
C000003457 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000003457 [Member] | Other less than 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000070154 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000070154 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000070152 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000070152 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000232976 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000232976 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000193058 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.30%
C000193056 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.30%